Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 3,647.6	$ 4,198.3
Financial instruments designated as hedging instruments, at fair value	$ 3,648.4	$ 4,198.5
Hedge effectiveness ratio	100.00%
Hedge effectiveness ratio considering changes in discounted value of hedge instrument	99.44%	99.92%
Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Hedge effectiveness ratio	100.00%
Hedge effectiveness ratio considering changes in discounted value of hedge instrument	86.79%	97.05%